Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
TAXATION [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of Beijing Wangpin's HNTE tax holiday	(10.60%)	(11.90%)	(9.10%)
Tax effect of tax-exempt entity	1.20%	1.10%	1.50%
Permanent book-tax differences
Non-deductible share-based compensation expenses	1.70%	3.20%	0.60%
Tax incentives relating to research and development expenditures	(2.10%)	(0.70%)	(0.60%)
Other non-deductible expenses	0.90%	3.80%	2.80%
Other permanent differences	0.70%	0.60%	(0.70%)
Effect of PRC withholding tax associated with dividends	1.30%	1.30%	9.90%
Changes in valuation allowance	(0.50%)	(1.30%)	1.60%
Effective tax rate	17.60%	21.10%	31.00%